Parent Company Information_Condensed Statements Of Financial Position(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019 [1]	Dec. 31, 2018
Assets
Cash and due from financial institutions		₩ 18,537	₩ 344,302
Financial Assets at fair value through profit of loss		413,909	289,179
Loans at amortized cost		120,000	50,000
Banking subsidiaries	[2]	14,821,721	14,821,721
Nonbanking subsidiaries	[2]	9,340,395	9,240,395
Investments in associate	[2]	0	0
Other assets		632,074	877,477
Total assets		25,346,636	25,623,074
Liabilities and shareholders' equity
Debts		0	300,000
Debentures		5,543,446	5,373,266
Other liabilities		621,291	878,573
Shareholders' equity		19,181,899	19,071,235
Total liabilities and shareholders equity		₩ 25,346,636	₩ 25,623,074

[1]	The condensed statement of financial position as of December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.